AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2025
AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS
AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

4.AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. All estimates and assumptions are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgments that management has made in the process of applying the Company’s accounting policies during the years ended December 31, 2025 and 2024 that have the most significant effects on amounts recognized in these consolidated financial statements and the assumptions and other major sources of estimation uncertainty at December 31, 2025 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial are summarized below.

(a)	Areas of estimation uncertainty

(i)Purchase price allocation

The Company applies the acquisition method of accounting to business combinations in accordance with IFRS 3, Business Combinations. The allocation of the purchase consideration to identifiable assets acquired and liabilities assumed is based on their estimated fair values at the acquisition date and requires management to make significant estimates and assumptions. These include future production schedules, mineral resource estimates, operating and capital cost forecasts, commodity prices and discount rates. Fair values are determined using discounted cash flow models and other valuation techniques appropriate to the underlying assets and liabilities.

4.AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (continued)

(a)Areas of estimation uncertainty (continued)

(ii)Calculation of income taxes

The determination of tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and make estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings which affect the extent to which potential future tax benefits may be used.

The Company is subject to assessments by taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. We provide for such differences where known based on our best estimate of the probable outcome of these matters.

(iii)Measured and indicated mineral resources

Estimates of measured and indicated mineral resources are used in the calculation of depreciation and depletion of mineral properties and certain plant and equipment, the determination, when applicable, of the recoverable amounts of CGUs, and for forecasting the timing of reclamation and closure cost expenditures. In addition, estimates of mineral resources were used in determining the fair values of mineral properties, exploration and evaluation assets, certain plant and equipment and the associated provision for reclamation and closure costs assumed in the Maritime Acquisition (Note 5). The Company estimates mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101 – Standards of Disclosure for Mineral Projects.

There are numerous uncertainties inherent in estimating mineral resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast metal prices, foreign exchange rates, operating costs or recovery rates and tax rates may change the economic status of mineral resources and may, ultimately, result in these estimates being revised. Changes in estimates of mineral resources could impact the carrying amounts of property, plant and equipment, depreciation and depletion rates and the provisions for reclamation and closure costs.

(iv)Reclamation and closure cost provisions

The Company’s provisions for reclamation and closure costs represent management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, and assumptions of risks associated with the future cash outflows and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above estimates and assumptions can result in changes to the provisions recognized by the Company.

4.AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (continued)

(a)Areas of estimation uncertainty (continued)

(iv)Reclamation and closure cost provisions (continued)

Where the related obligation pertains to mineral properties in the development or production stage, changes to the provisions for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of the related mineral properties during the period of change. Adjustments to the carrying amounts of the related mineral properties can result in changes to future depreciation and depletion expense.

Where the related obligation pertains to exploration and evaluation assets, changes to the provisions for reclamation and closure costs are recognized with a corresponding expense in the consolidated statements of income in the period in which the change occurs.

(b)Critical accounting judgments

(i)Asset acquisition versus business combination

The acquisition of the Exploits mineral claims and the Kingsway Project (Note 11) were assessed in accordance with IFRS 3 and determined to be asset acquisitions, as the acquired sets did not include substantive processes necessary to create outputs and therefore did not meet the definition of a business. The acquisition of Maritime (Note 5) was assessed as a business combination under IFRS 3, as the acquired asset includes processes, infrastructure, permits and other capabilities that, together with the acquired inputs, were sufficient to constitute a business.

Determining whether an acquisition constitutes a business combination or an asset acquisition requires significant judgment and consideration of the facts and circumstances associated with each transaction.

4.AREAS OF SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (continued)

(b)Critical accounting judgments (continued)

(ii)Determination of whether the Company has significant influence over investees

Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20%, if the Company has the power to direct the relevant activities affecting the entity. Determination of whether the Company has significant influence over investees requires an assessment of the activities of the investee that significantly affect the investee’s returns, including strategic, operational and financing decision-making, appointment, remuneration and termination of the key management personnel and when decisions related to those activities can be influenced by the Company.

Based on assessments of the relevant facts and circumstances, primarily, the Company’s ownership interests, board representation and ability to influence operating, strategic and financing decisions, the Company concluded that it has lost significant influence over Kirkland Lake Discoveries Corp. in October 2025, as described in Note 8.